Income Taxes (Details Narrative) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Federal net operating loss carryforwards	$ 10,611,921	$ 9,609,340
Deferred tax asset net operating loss carryforwards	3,950,013	3,607,320
Change in the valuation allowance	$ 342,693	$ 521,180